Financial Instruments and Fair Value Disclosures (Schedule of Other Fair Value Measurements (Details) - USD ($) $ in Thousands			12 Months Ended
	Apr. 28, 2023	Jan. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities			$ 0	$ 20,729
Equity method investments			42,826	15,769
Gain on deconsolidation of subsidiary			0	844	$ 0
Bergen Joint Venture [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments	$ 3,675		5,012	4,700
Ownership interest percent	25.00%
Gain on deconsolidation of subsidiary	$ 844
Equity method investments	$ 4,519
Recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities				20,729
Investment in related party			4,415	8,315
Interest rate swap, asset				129
Total fair value measurements			4,415	29,173
Warrant liability			1,802	6,332
Interest rate swap, liability			165	568
Total recurring fair value measurements			1,967	6,900
Recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in equity securities				20,729
Investment in related party			4,235	8,138
Total fair value measurements			4,235	28,867
Warrant liability			1,802	6,332
Total recurring fair value measurements			1,802	6,332
Recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swap, asset				129
Total fair value measurements			0	129
Interest rate swap, liability			165	568
Total recurring fair value measurements			165	568
Recurring fair value measurements [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in related party			180	177
Total fair value measurements			$ 180	177
Non recurring fair value measurements [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments				4,519
Long-lived assets held for use				7,809
Total fair value measurements				12,328
Non recurring fair value measurements [Member] | Long Lived Assets Held For Use | Master Agreement With Sea Trade [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use		$ 7,809
Payments to acquire vessels		$ 23,955
Non recurring fair value measurements [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held for use				7,809
Total fair value measurements				7,809
Non recurring fair value measurements [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity method investments				4,519
Total fair value measurements				$ 4,519